Cash and due from banks (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Due from Banks [Abstract]
Cash and due from banks
(a)	Cash and due from banks as of December 31, 2017 are as follows:

	2017
Cash and cash equivalents	~~W~~	1,792,527
Deposits in won:
Reserve deposits		8,689,515
Time deposits		1,361,612
Other		3,023,087

		13,074,214

Deposits in foreign currency:
Deposits		4,064,408
Time deposits		3,053,464
Other		698,039

		7,815,911

Allowance for credit losses		(14,054)

	~~W~~	22,668,598

Restricted due from banks
(b)	Restricted due from banks as of December 31, 2017 are as follows:

	2017
Deposits denominated in won:
Reserve deposits	~~W~~	8,689,515
Other (*1)		3,628,419

		12,317,934

Deposits denominated in foreign currency		1,117,597

	~~W~~	13,435,531

(*1)

Pursuant to the Regulation on Financial Investment Business, the Group is required to deposit certain portions of customers’ deposits with the Korean Securities Finance Corporation (“KSFC”) or banks to ensure repayment of customer deposits and the deposits may not be pledged as collateral.